Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities allocated to the remaining performance obligations
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 107,308	€ 142,095
Within one year
Contract liabilities allocated to the remaining performance obligations
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	34,759	55,750
More than one year
Contract liabilities allocated to the remaining performance obligations
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 72,549	€ 86,345